Commitments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Commitments
21.	Commitments
(a) Operating lease commitments
Operating lease commitments-as lessee
The

future aggregate minimum lease payments under operating leases exempted to be recognized as lease liabilities are as follows:

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Within one year	—	7,491

Total	—	7,491